3. Intangible Assets (Tables)	33 Months Ended
Sep. 30, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Cost $	Accumulated Depreciation $	Impairment $	December 31, 2011 Net Carrying Value $	December 31, 2010 Net Carrying Value $
License	92,538	–	92,538	–	–

	92,538	–	92,538	–	–